Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]
Deferred tax assets:
Deferred tax assets	$ 13,894	$ 17,078
Deferred tax liabilities:
Deferred tax liabilities	(13,894)	(27,737)
Deferred income tax liability	0	(10,659)	[1]	$ 0
Tax Loss Carryforwards
Deferred tax assets:
Deferred tax assets	8,351	16,498
Loans to Exar Capital
Deferred tax assets:
Deferred tax assets	217	217
Exploration and Evaluation Assets
Deferred tax assets:
Deferred tax assets	21	0
Capital Assets
Deferred tax assets:
Deferred tax assets	5,234	95
Investment in Cauchari-Olaroz project
Deferred tax assets:
Deferred tax assets	71	0
Deferred tax liabilities:
Deferred tax liabilities	0	(1,313)
Investment in Arena Minerals
Deferred tax liabilities:
Deferred tax liabilities	0	(10,659)
Financing Costs
Deferred tax liabilities:
Deferred tax liabilities	(2,295)	(2,295)
Convertible debt
Deferred tax liabilities:
Deferred tax liabilities	(11,290)	(13,470)
Other
Deferred tax assets:
Deferred tax assets	0	268
Deferred tax liabilities:
Deferred tax liabilities	$ (309)	$ 0

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.